Interest-bearing loans and borrowings - Interest rates used to discount future cash flows (Details) - Borrowings	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	(0.50%)	(0.50%)	(0.40%)
Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	0.10%	1.60%	2.40%